Forward Warrant Agreement	3 Months Ended
Mar. 31, 2022
Rigetti Computing, Inc [Member]
Temporary Equity [Line Items]
Forward Warrant Agreement
11. FORWARD WARRANT AGREEMENT
In connection with the execution of the Merger Agreement in October 2021 (See Note 1), Rigetti entered into a warrant subscription agreement (“Forward Warrant Agreement”) with a strategic partner for the purchase of a warrant for an aggregate purchase price (including amounts from exercise) of $10.0 million. The Forward Warrant Agreement provides for the issuance of a warrant for the purchase of an aggregate of 1,000,000 shares of Common Stock at an exercise price of $0.0001. The purchase of the warrant was conditioned upon, among other things, the consummation of the Business Combination and the entry into a collaboration agreement between Rigetti and the strategic partner. The parties entered into the collaboration agreement in January 2022. The strategic partner is required to pay $5.0 million to Rigetti no later than (i) the Closing and (ii) June 30, 2022, and upon such payment the warrant will vest and be exercisable by the strategic partner with respect to 500,000 shares of Common Stock pursuant to the terms of the warrant. The strategic partner is required to pay an additional $5.0 million to Rigetti no later than the second anniversary of the date of the warrant subscription agreement, and upon such payment, the warrant will vest and be exercisable by the strategic partner with respect to the remaining 500,000 shares of Common Stock pursuant to the terms of the warrant.
The Company evaluated the Forward Purchase Agreement as a derivative in conjunction with the guidance of ASC 480, “Distinguishing Liabilities from Equity”. The Company calculated fair value of the Forward Purchase Agreement by using the Forward Contract Pricing methodology at inception and at the end of March 31, 2022. The fair value of the Forward Warrant Agreement was estimated based on the following key inputs and assumptions 1) Assumed holding period 2) Related risk-free rate and 3) Likelihood of the outcome of the various contingencies outlined below. Based on these inputs and assumption, the Company calculated the fair value of the forward contract to be ($0.2 million) derivative liability and $2.7 million derivative asset at December 31, 2021 and March 31, 2022, respectively. The Company has included the derivative liability in other liabilities (current) and derivative asset separately as forward contract asset on the balance sheet line in the accompanying consolidated balance sheet as of December 31, 2021 and March 31, 2022, respectively. The change in fair value is recorded as part of the general and administrative operating activities in the Company’s condensed consolidated statements of operations. The following table represents key valuation assumptions as of the quarter ended March 31,
20
2
2
.

Key Valuation Assumptions
Holding period (in years)	0.250 - 0.878
Risk free rate	0.52% -1.49%
Probability of occurring the contingency	50% - 100%
Underlying value per share	$6.30